Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,237	$ 284
Restricted cash	54	27
Short-term deposit	3,049
Prepaid expenses and other current assets (of which $0 and $116 are to related parties as of December 31, 2025 and December 31, 2024, respectively)	515	146
Total current assets	4,855	457
Deferred offering cost		260
Right-of-use assets	135
Property and equipment, net	14
Total Assets	5,004	717
Current liabilities:
Accounts payable (of which $78 and $0 are to related parties as of December 31, 2025 and December 31, 2024, respectively)	829	651
Accrued expense and other current liabilities (of which $136 and $711 are to related parties as of December 31, 2025 and December 31, 2024, respectively)	806	987
Convertible securities (of which $0 and $605 are to related parties as of December 31, 2025 and December 31, 2024, respectively)		1,802
Current operating lease liabilities	45
Current liabilities related to discontinued operations	483	489
Total current liabilities	2,163	3,929
Noncurrent operating lease liabilities	73
Total Liabilities	2,236	3,929
Commitments and contingencies (see Note 6)
Shareholders’ equity (deficit)
Ordinary Shares, no par value; 22,801,942 shares authorized and 9,015,383 shares issued as of December 31, 2025; Ordinary Shares(*), par value NIS 0.01 per share; 13,265,593 shares authorized and 7,362,906 issued as of December 31, 2024;		20
Additional paid-in capital	21,288	9,432
Accumulated deficit	(18,520)	(12,664)
Total Shareholders’ Equity (Deficit)	2,768	(3,212)
Total Liabilities and Shareholders’ Equity (Deficit)	$ 5,004	$ 717